LINES OF CREDIT	12 Months Ended
Dec. 31, 2012
LINES OF CREDIT
21.	LINES OF CREDIT

	December 31, 2012	December 31, 2011

The Group had unused lines of credit available amounting to:	788.3	208.6

These unused lines of credit are shared with the Gold Fields group and after the Spin-off date the Group no longer has access to these lines of credit.